Investments in Associates 1 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of associates [line items]
Acquisition cost		₩ 3,059,835		₩ 2,481,761
Book value		₩ 5,232,373		₩ 4,250,787		₩ 4,251,802
Korea Gas Corporation
Disclosure of associates [line items]
Key operation activities		Importing and wholesaling LNG		Importing and wholesaling LNG	[1]
Location		Korea		Korea
Percentage of ownership		20.47%		20.47%	[1]
Acquisition cost		₩ 94,500		₩ 94,500	[1]
The fair value of associates		738,990		584,010
Book value		₩ 1,815,513		₩ 1,647,325	[1]	1,693,967
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Electricity metering and others		Electricity metering and others
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 4,727		₩ 4,727
The fair value of associates		115,339		45,048
Book value		₩ 24,617		₩ 25,630		25,393
YTN Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Broadcasting		Broadcasting
Location		Korea		Korea
Percentage of ownership		21.43%		21.43%
Acquisition cost		₩ 59,000		₩ 59,000
The fair value of associates		26,550		27,000
Book value		₩ 51,828		₩ 40,549		39,747
Gangwon Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		15.00%		15.00%
Acquisition cost		₩ 5,725		₩ 5,725
Book value		₩ 10,554		₩ 11,443		12,327
Hyundai Green Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation equipment consignment and operation service		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 88,885		₩ 88,885
Book value		₩ 121,955		₩ 132,774		124,253
Korea Power Exchange
Disclosure of associates [line items]
Key operation activities		Management of power market and others		Management of power market and others
Location		Korea		Korea
Percentage of ownership		100.00%		100.00%
Acquisition cost		₩ 127,839		₩ 127,839
Book value		269,728		269,122		258,899
Dayone Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)
Disclosure of associates [line items]
Unrecognized equity interest		(1,244)		(14,035)
Accumulated unrecognized equity interest		₩ 23,452		₩ 24,696
Taebaek Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 3,810		₩ 3,810
Book value		₩ 6,800		₩ 6,392		7,039
Taeback Guinemi Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 3,420		₩ 3,420
Book value		₩ 3,357		₩ 3,087		2,553
Pyeongchang Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 3,875		₩ 3,875
Book value		₩ 5,411		₩ 5,027		5,877
Daeryun Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		9.34%		9.34%
Acquisition cost		₩ 40,854		₩ 40,854
Book value		₩ 25,426		₩ 26,353		26,247
Changjuk Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		30.00%		30.00%
Acquisition cost		₩ 3,801		₩ 3,801
Book value		₩ 8,355		₩ 7,867		8,520
KNH Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		27.00%		27.00%
Acquisition cost		₩ 1,296		₩ 1,296
Book value		₩ 2,278		₩ 2,436		2,382
SPC Power Corporation
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Philippines		Philippines
Percentage of ownership		38.00%		38.00%
Acquisition cost		₩ 20,635		₩ 20,635
The fair value of associates		203,589		139,698
Book value		₩ 65,046		₩ 69,912		63,583
Gemeng International Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		China		China
Percentage of ownership		34.00%		34.00%
Acquisition cost		₩ 413,153		₩ 413,153
Book value		₩ 595,218		₩ 679,708		670,896
PT. Cirebon Electric Power
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Indonesia		Indonesia
Percentage of ownership		27.50%		27.50%
Acquisition cost		₩ 40,365		₩ 40,365
Book value		₩ 121,969		₩ 117,811		123,425
KNOC Nigerian East Oil Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Resources development		Resources development
Location		Nigeria		Nigeria
Percentage of ownership		14.63%		14.63%
Acquisition cost		₩ 12		₩ 12
Book value		₩ 0		₩ 0		0
KNOC Nigerian West Oil Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Resources development		Resources development
Location		Nigeria		Nigeria
Percentage of ownership		14.63%		14.63%
Acquisition cost		₩ 12		₩ 12
Book value		₩ 0		₩ 0		0
PT Wampu Electric Power
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Indonesia		Indonesia
Percentage of ownership		46.00%		46.00%
Acquisition cost		₩ 21,292		₩ 21,292
Book value		₩ 35,077		₩ 27,865		29,355
PT. Bayan Resources TBK
Disclosure of associates [line items]
Key operation activities		Resources development		Resources development
Location		Indonesia		Indonesia
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 615,860		₩ 615,860
The fair value of associates		1,495,801		798,510
Book value		₩ 661,289		₩ 425,234		445,141
S-Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 132,300		₩ 132,300
Book value		₩ 122,786		₩ 110,292		115,784
Pioneer Gas Power Limited
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		India		India
Percentage of ownership		38.50%		38.50%
Acquisition cost		₩ 49,831		₩ 49,831
Book value		0		0		0
Unrecognized equity interest		21,691		15,824
Accumulated unrecognized equity interest		₩ 37,629		₩ 15,938
Eurasia Energy Holdings
Disclosure of associates [line items]
Key operation activities		Power generation and resources development		Power generation and resources development
Location		Russia		Russia
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 461		₩ 461
Book value		0		0		0
Unrecognized equity interest		15		(10)
Accumulated unrecognized equity interest		₩ 190		₩ 175
Xe-Pian Xe-Namnoy Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Laos		Laos
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 87,426		₩ 87,426
Book value		92,441		₩ 64,570		72,935
Hadong Mineral Fiber Co., Ltd.
Disclosure of associates [line items]
Key operation activities				Recycling fly ashes
Location				Korea
Percentage of ownership				8.33%
Acquisition cost				₩ 50
Book value		0		0		0
Unrecognized equity interest		0		0
Accumulated unrecognized equity interest		₩ 0		₩ 2
PT. Mutiara Jawa
Disclosure of associates [line items]
Key operation activities		Manufacturing and operating floating coal terminal		Manufacturing and operating floating coal terminal
Location		Indonesia		Indonesia
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 2,978		₩ 2,978
Book value		₩ 2,569		₩ 1,780		1,438
Samcheok Eco Materials Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Recycling fly ashes		Recycling fly ashes
Location		Korea		Korea
Percentage of ownership		2.35%		2.35%
Acquisition cost		₩ 686		₩ 686
Book value		₩ 0		₩ 0		0
Noeul Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,740		₩ 1,740
Book value		3,808		4,197		6,610
Naepo Green Energy Co., Ltd.
Disclosure of associates [line items]
Book value				0		0
Unrecognized equity interest		5,469		(7,003)
Accumulated unrecognized equity interest		₩ 7,747		₩ 2,278
Goseong Green Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		1.12%
Acquisition cost		₩ 262,740		₩ 2,900
Book value		₩ 260,858		₩ 2,186		2,340
Gangneung Eco Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		1.61%		1.61%
Acquisition cost		₩ 2,900		₩ 2,900
Book value		₩ 2,288		₩ 2,368		2,430
Shin Pyeongtaek Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 72,000		₩ 72,000
Book value		₩ 93,074		₩ 69,591		66,956
Haeng Bok Do Si Photovoltaic Power Co Ltd
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		28.00%		28.00%
Acquisition cost		₩ 194		₩ 194
Book value		₩ 223		₩ 210		215
Dongducheon Dream Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		33.61%		33.61%
Acquisition cost		₩ 148,105		₩ 148,105
Book value		₩ 74,198		₩ 80,637		76,547
Jinbhuvish Power Generation Pvt. Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		India		India
Percentage of ownership		5.16%		5.16%
Acquisition cost		₩ 9,000		₩ 9,000
Book value		₩ 0		₩ 0		0
Daejung Offshore Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		46.59%		46.59%
Acquisition cost		₩ 5,190		₩ 5,190
Book value		₩ 1,704		₩ 2,165		2,361
GS Donghae Electric Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		34.00%		34.00%
Acquisition cost		₩ 204,000		₩ 204,000
Book value		₩ 243,772		₩ 244,426		255,983
Daegu Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,230		₩ 1,230
Book value		₩ 2,342		₩ 2,066		2,060
Busan Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 5,243		₩ 5,243
Book value		₩ 5,032		₩ 8,778		10,637
Gunsan Bio Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		18.87%		18.87%
Acquisition cost		₩ 1,000		₩ 1,000
Book value		0		0		0
Unrecognized equity interest		282		290
Accumulated unrecognized equity interest		₩ 3,864		₩ 3,582
Korea Electric Vehicle Charging Service
Disclosure of associates [line items]
Key operation activities		Electric vehicle charge service		Electric vehicle charge service
Location		Korea		Korea
Percentage of ownership		17.50%		28.00%
Acquisition cost		₩ 2,800		₩ 2,800
Book value		₩ 1,250		₩ 576		1,063
Hansuwon KNP Co., Ltd. (formerly, Korea Nuclear Partners Co., Ltd.) [Member]
Disclosure of associates [line items]
Key operation activities		Electric material agency
Location		Korea
Percentage of ownership		28.98%
Acquisition cost		₩ 537
Book value		₩ 219
Korea Nuclear Partners Co., Ltd.
Disclosure of associates [line items]
Key operation activities				Electric material agency
Location				Korea
Percentage of ownership				28.98%
Acquisition cost				₩ 537
Book value				₩ 200		0
Korea Electric Power Corporation Fund
Disclosure of associates [line items]
Key operation activities		Developing electric enterprises		Developing electric enterprises
Location		Korea		Korea
Percentage of ownership		98.09%		98.09%
Acquisition cost		₩ 48,410		₩ 51,500
Book value		₩ 47,983		₩ 41,926		41,126
Energy Infra Asset Management Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Asset management		Asset management
Location		Korea		Korea
Percentage of ownership		9.90%		9.90%
Acquisition cost		₩ 297		₩ 297
Book value		₩ 1,066		₩ 938		791
Daegu clean Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Renewable power generation		Renewable power generation
Location		Korea		Korea
Percentage of ownership		28.00%		28.00%
Acquisition cost		₩ 140		₩ 140
Book value		₩ 12		₩ 12		13
Yaksu ESS Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Installing ESS related equipment		Installing ESS related equipment
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 210		₩ 210
Book value		₩ 716		₩ 454		516
Nepal Water & Energy Development Company Private Ltd
Disclosure of associates [line items]
Key operation activities		Construction and operation of utility plant		Construction and operation of utility plant
Location		Nepal		Nepal
Percentage of ownership		69.06%		60.35%
Acquisition cost		₩ 70,228		₩ 50,268
Book value		₩ 66,333		₩ 42,677		31,145
Gwangyang Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 26,800		₩ 2,000
Book value		₩ 25,466		₩ 926		948
PND Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,250		₩ 1,250
Book value		₩ 1,229		₩ 1,149		1,144
Hyundai Ecoenergy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		19.00%		19.00%
Acquisition cost		₩ 3,610		₩ 3,610
Book value		₩ 5,572		₩ 4,250		3,781
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		9.63%		9.63%
Acquisition cost		₩ 533		₩ 533
Book value		₩ 233		₩ 312		386
Green Energy Electricity Generation Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,189		₩ 1,189
Book value		₩ 1,713		₩ 25		163
Korea Energy Solution Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 300		₩ 300
Book value		₩ 123		₩ 197		259
ITR Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 50		₩ 50
Book value		₩ 32		₩ 40		33
Structure test network Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Technical testing and consulting		Technical testing and consulting
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 25		₩ 25
Book value		₩ 306		₩ 27		21
Namjeongsusang Solar Power Operation Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		15.00%		15.00%
Acquisition cost		₩ 969		₩ 969
Book value		₩ 361		₩ 103		812
Indeck Niles Development, LLC
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		56.25%	[2]	24.08%
Acquisition cost		₩ 268,113	[2]	₩ 45,562
Book value		₩ 246,273	[2]	₩ 20,627		0
Indeck Niles Asset Management, LLC
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		33.33%		33.33%
Acquisition cost		₩ 0		₩ 0
Book value		₩ 111		₩ 101		87
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of associates [line items]
Key operation activities		Holding company		Holding company
Location		Korea		Korea
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 7,112		₩ 7,300
Book value		₩ 7,138		₩ 7,326		7,126
Suwon New Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		39.90%		39.90%
Acquisition cost		₩ 798		₩ 798
Book value		₩ 1,035		₩ 1,054		798
KPGE Inc.
Disclosure of associates [line items]
Key operation activities		Power generation materials business		Power generation materials business
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 287		₩ 287
Book value		₩ 309		₩ 287		287
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		44.00%		44.00%
Acquisition cost		₩ 4,757		₩ 4,757
Book value		₩ 4,806		₩ 4,682		2,054
Go deok Clean Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Fuel cell generation		Fuel cell generation
Location		Korea		Korea
Percentage of ownership		40.00%		61.00%
Acquisition cost		₩ 5,560		₩ 1,830
Book value		₩ 4,302		₩ 960
SureDataLab Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		23.95%		23.95%
Acquisition cost		₩ 126		₩ 126
Book value		₩ 128		₩ 85		0
SEP Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		21.26%		21.26%
Acquisition cost		₩ 27		₩ 27
Book value		₩ 7		₩ 14		0
Hankook Electric Power Information Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		25.25%		25.25%
Acquisition cost		₩ 38		₩ 38
Book value		₩ 161		₩ 139		0
Tronix Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 75		₩ 75
Book value		₩ 109		₩ 119		0
O2&B Global Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 25		₩ 25
Book value		₩ 35		₩ 22		0
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 1,570		₩ 1,570
Book value		₩ 1,268		₩ 1,096		0
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.90%		29.90%
Acquisition cost		₩ 1		₩ 1
Book value		0		0		0
Unrecognized equity interest		182		116
Accumulated unrecognized equity interest		298		₩ 116
Jeju SolarOne Co., Ltd.
Disclosure of associates [line items]
Key operation activities				Power generation
Location				Korea
Percentage of ownership				10.00%
Acquisition cost				₩ 161
Book value		₩ 0		₩ 159		0
Goesan Solar Park Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,276		₩ 1,276
Book value		₩ 1,927		₩ 1,684		0
Saemangeum Heemang Photovoltaic Co.,Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		35.00%		35.00%
Acquisition cost		₩ 11,022		₩ 11,022
Book value		₩ 10,238		₩ 11,022		0
Bitgoel Eco Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 4,640		₩ 29
Book value		₩ 4,356		₩ 29		0
Jeju Gimnyeong Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		30.00%		30.00%
Acquisition cost		₩ 714		₩ 714
Book value		₩ 911		₩ 1,578		0
Seoroseoro Sunny Power Plant Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		42.58%		19.46%
Acquisition cost		₩ 706		₩ 230
Book value		₩ 721		₩ 230		0
Muan Solar Park Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		19.00%
Acquisition cost		₩ 4,400		₩ 4,180
Book value		₩ 6,083		₩ 4,180		0
YuDang Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 360		₩ 360
Book value		₩ 565		₩ 360		0
Anjwa Smart Farm & Solar City Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		19.50%
Acquisition cost		₩ 5,651		₩ 5,510
Book value		₩ 6,784		₩ 5,510		0
Daewon Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		25.36%		25.36%
Acquisition cost		₩ 3,910		₩ 3,910
Book value		3,877		3,910		₩ 0
Samcheok Eco Materials Co., Ltd
Disclosure of associates [line items]
Unrecognized equity interest		(323)		(3)
Accumulated unrecognized equity interest		₩ 462		785
G.GURU Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D
Location		Korea
Percentage of ownership		24.65%
Acquisition cost		₩ 493
Book value		₩ 403
UD4M Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[3]	R & D
Location		Korea
Percentage of ownership	[3]	12.50%
Acquisition cost	[3]	₩ 75
Book value	[3]	₩ 144
Dongbu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership		20.00%
Acquisition cost		₩ 190
Book value		₩ 265
Seobu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership		20.00%
Acquisition cost		₩ 195
Book value		₩ 289
Korea Energy Data Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D
Location		Korea
Percentage of ownership		29.37%
Acquisition cost		₩ 60
Book value		₩ 62		0
Gangneung Sacheon Fuel Cell Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership	[4]	65.00%
Acquisition cost	[4]	₩ 1,950
Book value	[4]	₩ 1,878
KOSTURE Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[3]	Coal recycling business
Location		Korea
Percentage of ownership	[3]	0.26%
Acquisition cost	[3]	₩ 0
Book value	[3]	₩ 0
Digital Innovation Growth Fund
Disclosure of associates [line items]
Key operation activities	[5]	Holding company
Location		Korea
Percentage of ownership	[5]	76.92%
Acquisition cost	[5]	₩ 10,000
Book value		₩ 9,890	[5]	0
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership		39.65%
Acquisition cost		₩ 12,570
Book value		₩ 16,495		0
Chuncheon Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership	[6]	68.00%
Acquisition cost	[6]	₩ 3,400
Book value		₩ 3,372	[6]	0
Yeomsubong Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership		48.72%
Acquisition cost		₩ 95
Book value		₩ 95		0
Yeongyang Wind Power Corporation II
Disclosure of associates [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership		30.00%
Acquisition cost		₩ 7,965
Book value		₩ 7,965		0
Haeparang Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership		25.00%
Acquisition cost		₩ 2,241
Book value		₩ 2,241		0
Saemangeum Sebit Power Plant Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership	[6]	69.55%
Acquisition cost	[6]	₩ 6,000
Book value		6,000	[6]	0
Daehan Wind Power PSC
Disclosure of associates [line items]
Unrecognized equity interest		(3,855)		3,855
Accumulated unrecognized equity interest		0		3,855
Nghi Son 2 Power LLC
Disclosure of associates [line items]
Unrecognized equity interest		(114,340)		30,456
Accumulated unrecognized equity interest		18,940		133,280
Barakah One Company
Disclosure of associates [line items]
Unrecognized equity interest		(26,502)		(46,758)
Accumulated unrecognized equity interest		42,836		69,338
Incheon New Power Co., Ltd.
Disclosure of associates [line items]
Unrecognized equity interest		(31)		194
Accumulated unrecognized equity interest		163		194
KAPES, Inc.
Disclosure of associates [line items]
Unrecognized equity interest		317		3,198
Accumulated unrecognized equity interest		3,515		3,198
Chester Solar IV SpA
Disclosure of associates [line items]
Unrecognized equity interest		21		0
Accumulated unrecognized equity interest		₩ 21		₩ 0

[1]	The effective percentage of ownership is 22.02% considering treasury stocks.
[2]	According to the shareholders’ agreement, additional investment of 50% of total stake is agreed by March 2022.
[3]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.
[4]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[5]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[6]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.